Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	MADISON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001040612
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2020
Prospectus Date	rr_ProspectusDate	Aug. 14, 2020
Madison Funds Prospectus | Madison High Quality Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison High Quality Bond Fund
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Madison Funds®
Supplement dated August 14, 2020

This Supplement amends the Prospectus and the Statement of Additional Information (SAI) of the Madison Funds dated June 1, 2020, and the Summary Prospectus for the Madison High Quality Bond Fund and the Madison Small Cap Fund dated June 1, 2020.

Madison High Quality Bond Fund
Effective August 7, 2020, the fund’s investment adviser, Madison Asset Management LLC (“Madison”) agreed to voluntarily waive 0.10% of its 0.30% management fee until at least February 27, 2021. Madison may amend or discontinue this voluntary waiver at any time without prior notice. Madison does not have the right to recoup fees waived. For periods when fees and expenses are waived, the fund benefits by not bearing such expenses. Without such waivers, performance will be lower. As a result of the foregoing, disclosures related to fees and expenses are updated as noted below.

Expense [Heading]	rr_ExpenseHeading	Fund Summary - Fees and Expenses The Fees and Expenses table is hereby deleted and replaced as noted below:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Madison Funds Prospectus | Madison High Quality Bond Fund | Madison High Quality Bond Fund, Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%

[1]	Effective August 7, 2020, the investment adviser to the fund, Madison Asset Management, LLC (“Madison”) voluntarily agreed to waive 0.10% of its 0.30% management fee until at least February 27, 2021. The voluntary fee waiver may be amended or discontinued at any time without prior notice. Any fees waived will not be subject to later recoupment by Madison.